Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

September 30, 2019

M25-QTLY-1119
1.9885832.102

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.0%
	Principal Amount	Value
Arizona - 5.0%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	299,348
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,897
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$295,860
Series 2017 B, 5% 7/1/25	250,000	300,268
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	300,420

TOTAL ARIZONA		1,285,793

California - 4.0%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	483,976
Poway Unified School District Series 2009, 0% 8/1/25	90,000	81,765
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	178,424
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	294,360

TOTAL CALIFORNIA		1,038,525

Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	178,696
Connecticut - 6.5%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	207,079
Series 2016 D, 5% 8/15/25	330,000	392,142
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,482
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	473,136
Series K1, 5% 7/1/25	280,000	324,531
Series K3, 5% 7/1/25	200,000	231,690

TOTAL CONNECTICUT		1,676,060

District Of Columbia - 1.5%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	88,611
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	299,960

TOTAL DISTRICT OF COLUMBIA		388,571

Florida - 8.6%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	595,755
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	355,944
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	298,588
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	510,831
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	60,191
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,750
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	238,774
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	118,043

TOTAL FLORIDA		2,225,876

Georgia - 0.8%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (a)	50,000	59,293
5% 7/1/25	125,000	149,828

TOTAL GEORGIA		209,121

Illinois - 13.2%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/25 (b)	200,000	225,608
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	116,519
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,853
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	267,157
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	166,907
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	239,484
Series 2016, 5% 5/15/25	250,000	294,615
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	220,636
Series 2017 D, 5% 11/1/25	25,000	28,031
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	113,544
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	165,706
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	235,240
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	430,404
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	675,000	595,330

TOTAL ILLINOIS		3,391,034

Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	57,220
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,757

TOTAL INDIANA		86,977

Kentucky - 1.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	119,214
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	352,803

TOTAL KENTUCKY		472,017

Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,540
Maine - 3.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	291,524
Series 2017 A, 4% 7/1/25	465,000	522,725
Series 2017 B, 4% 7/1/25	100,000	112,414

TOTAL MAINE		926,663

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	178,332
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,103

TOTAL MARYLAND		428,435

Massachusetts - 8.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	289,018
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	147,207
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,815
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	178,514
Series 2019 K, 5% 7/1/25	50,000	59,505
Series 2019, 5% 7/1/25	170,000	200,165
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	293,463
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (a)	500,000	592,625
Series 2019 C, 5% 7/1/25 (a)	300,000	355,575

TOTAL MASSACHUSETTS		2,127,887

Michigan - 3.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	177,336
Milan Area Schools Series 2019, 5% 5/1/25	355,000	420,025
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	279,643

TOTAL MICHIGAN		877,004

Missouri - 4.2%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	442,132
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	295,108
Series 2019 C, 5% 7/1/25	290,000	345,654

TOTAL MISSOURI		1,082,894

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,359
New Hampshire - 1.2%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	59,327
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	239,968

TOTAL NEW HAMPSHIRE		299,295

New Jersey - 5.5%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	230,882
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	288,603
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	124,768
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,635
Series 2016 E, 5% 7/1/25	50,000	59,172
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	375,000	436,185
Series 2016 A, 5% 7/1/25	100,000	119,678
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,473
New Jersey Trans. Trust Fund Auth.:
Series 2016 A, 5% 6/15/25	40,000	46,928
Series AA, 5% 6/15/25	50,000	57,837

TOTAL NEW JERSEY		1,405,161

New York - 1.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,739
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	296,241
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	116,968
Series 2018, 5% 1/1/25	15,000	17,331

TOTAL NEW YORK		466,279

Ohio - 4.5%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	178,677
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,903
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	233,062
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	238,262
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	220,611
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,111

TOTAL OHIO		1,151,626

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	29,189
Oregon - 2.8%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	218,042
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	498,313

TOTAL OREGON		716,355

Pennsylvania - 7.8%
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	20,000	23,322
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	118,671
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25 (b)	200,000	231,770
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	144,294
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	143,783
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	129,707
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	58,455
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	236,086
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	235,346
Series 2015 AQ, 5% 6/15/25	200,000	237,502
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,681
Series 2018 A, 5% 9/1/25	50,000	59,204
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	356,793

TOTAL PENNSYLVANIA		1,998,614

Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	200,000	235,116
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,440
Series 2017, 5% 4/1/25	265,000	305,166

TOTAL TENNESSEE		557,722

Texas - 1.8%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	241,018
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	235,966

TOTAL TEXAS		476,984

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,431
Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (a)	105,000	122,010
Washington - 2.1%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	547,454
Wisconsin - 5.3%
Wisconsin Gen. Oblig. Series 2016 B, 5% 5/1/25	900,000	1,076,013
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	182,996
5% 9/1/25	100,000	115,304

TOTAL WISCONSIN		1,374,313

TOTAL MUNICIPAL BONDS
(Cost $24,931,723)		25,762,885
	Shares	Value

Money Market Funds - 0.5%
Fidelity Municipal Cash Central Fund 1.67% (d)(e)
(Cost $130,000)	129,987	130,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $25,061,723)		25,892,885
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(117,882)
NET ASSETS - 100%		$25,775,003

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$401
Total	$401

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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